Financial Instruments - maturity analysis (Tables)	12 Months Ended
Dec. 31, 2020
Financial instruments
Schedule of residual maturity of financial instruments

	2020			2019
	Less than	More than		Less than	More than
	12 months	12 months	Total	12 months	12 months	Total
	£m	£m	£m	£m	£m	£m
Assets
Cash and balances at central banks*	124,489	—	124,489	80,993	—	80,993
Trading assets	42,037	26,953	68,990	51,825	24,920	76,745
Derivatives	46,244	120,279	166,523	40,798	109,231	150,029
Settlement balances	2,297	—	2,297	4,387	—	4,387
Loans to banks - amortised cost*	6,835	120	6,955	7,541	13	7,554
Loans to customers - amortised cost	87,531	273,013	360,544	77,742	249,205	326,947
Other financial assets	8,901	46,247	55,148	10,187	51,265	61,452

Liabilities
Bank deposits (1)	12,315	8,291	20,606	9,286	11,207	20,493
Customer deposits	430,283	1,456	431,739	367,098	2,149	369,247
Settlement balances	5,545	—	5,545	4,069	—	4,069
Trading liabilities	45,037	27,219	72,256	53,047	20,902	73,949
Derivatives	47,361	113,344	160,705	41,276	105,603	146,879
Other financial liabilities	12,403	33,408	45,811	11,915	33,305	45,220
Subordinated liabilities	365	9,597	9,962	160	9,819	9,979
Notes in circulation	2,655	—	2,655	2,109	—	2,109
Lease liabilities	185	1,513	1,698	194	1,629	1,823

*2019 data has been retrospectively revised to reflect reclassification of balances held with central banks. Refer to Accounting policies Note 1 for further details.

Note:

(1)More than 12 months includes £5.0 billion of Term Funding Scheme with additional incentives for Small and Medium-sized Enterprises participation which has been repaid early in January 2021

Schedule of undiscounted cash flows payable by contractual maturity

	0-3 months	3-12 months	1-3 years	3-5 years	5-10 years	10-20 years
2020	£m	£m	£m	£m	£m	£m
Assets by contractual maturity
Cash and balances at central banks	124,489	—	—	—	—	—
Derivatives held for hedging	14	18	96	—	12	6
Settlement balances	2,297	—	—	—	—	—
Loans to banks - amortised cost	5,600	1,245	—	—	1	110
Loans to customers - amortised cost	47,507	46,718	65,138	58,680	81,544	88,155
Other financial assets (1)	4,019	5,919	12,592	10,791	11,855	5,774
Finance lease	48	366	840	671	895	545
	183,974	54,266	78,666	70,142	94,307	94,590

Liabilities by contractual maturity
Bank deposits(2)	11,217	1,078	3,241	5,038	—	—
Customer deposits	421,763	8,528	1,407	23	26	20
Settlement balance	5,545	—	—	—	—	—
Derivatives held for hedging	36	(17)	94	3	64	(2)
Other financial liabilities	4,716	8,144	15,558	11,470	7,358	254
Subordinated liabilities	73	685	4,387	3,444	923	562
Notes in circulation	2,655	—	—	—	—	—
Lease liabilities	51	135	294	245	429	497
	446,056	18,553	24,981	20,223	8,800	1,331

Guarantees and commitments notional amount
Guarantees (3)	2,244	—	—	—	—	—
Commitments (4)	121,922	—	—	—	—	—
	124,166	—	—	—	—	—

	0-3 months	3-12 months	1-3 years	3-5 years	5-10 years	10-20 years
2019	£m	£m	£m	£m	£m	£m
Assets by contractual maturity
Cash and balances at central banks*	80,993	—	—	—	—	—
Derivatives held for hedging	33	7	63	103	56	42
Settlement balances	4,387	—	—	—	—	—
Loans to banks - amortised cost*	6,524	1,032	5	—	—	—
Loans to customers - amortised cost	48,793	36,108	70,957	51,667	66,453	79,174
Other financial assets (1)	4,619	6,644	16,287	9,857	15,766	5,081
Finance lease	72	289	920	646	802	653
	145,421	44,080	88,232	62,273	83,077	84,950

Liabilities by contractual maturity
Bank deposits	7,269	2,017	11,297	38	—	—
Customer deposits	358,359	8,773	2,105	22	23	17
Settlement balances	4,069	—	—	—	—	—
Derivatives held for hedging	9	22	50	40	59	46
Other financial liabilities	4,810	7,602	11,849	13,935	9,426	328
Subordinated liabilities	21	541	3,295	5,270	327	1,700
Notes in circulation	2,109	—	—	—	—	—
Lease liabilities	54	140	313	249	457	571
	376,700	19,095	28,909	19,554	10,292	2,662

Guarantees and commitments notional amount
Guarantees (3)	2,757	—	—	—	—	—
Commitments (4)	117,228	—	—	—	—	—
	119,985	—	—	—	—	—

*2019 data has been retrospectively revised to reflect reclassification of balances held with central banks. Refer to Accounting policies Note 1 for further details.

Notes:

(1)	Other financial assets excludes equity shares.
(2)	3 to 5 years includes £5.0 billion of Term Funding Scheme with additional incentives for Small and Medium-sized Enterprises participation which has been repaid early in January 2021.
(3)	NatWest Group is only called upon to satisfy a guarantee when the guaranteed party fails to meet its obligations. NatWest Group expects most guarantees it provides to expire unused.
(4)

NatWest Group has given commitments to provide funds to customers under undrawn formal facilities, credit lines and other commitments to lend subject to certain conditions being met by the counterparty. NatWest Group does not expect all facilities to be drawn, and some may lapse before drawdown.